Share-Based Compensation and Benefit Plans - Weighted-Average Assumptions Used for Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term in years	4 years 3 months	5 years 1 month 28 days	4 years 3 months
Risk-free interest rate	3.77%	4.17%	4.11%
Expected volatility	25.04%	24.72%	25.38%
Expected dividend yield	2.40%	2.55%	3.15%
Grant date fair value	$ 91.37	$ 93.88	$ 67.32